Financial Risk Management (Details)	12 Months Ended
Jun. 30, 2023
Financial Risk Management [Abstract]
Scenarios description	At June 30, 2023, as reference for probable scenarios I, II, III and IV, a variation in relation to the current market of 0%, -25%, -50%, +25%, +50%, respectively, was considered.